Related Parties - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Unearned premiums	€ 1,969,090	€ 1,916,210
Blackrock inc.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	5.70%
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	5.18%
La Caixa
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	5.01%
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	0.66%	0.66%
Collateral guarantees on derivatives	€ 169,000,000	€ 202,000,000
Receipt of services	8,000,000	6,000,000
La Caixa
Disclosure of transactions between related parties [line items]
Collateral guarantees on derivatives	91,000,000	104,000,000
Receipt of services	8,000,000	6,000,000
Global Dominion Access Group
Disclosure of transactions between related parties [line items]
Receipt of services	€ 27,000,000	25,000,000
Big Data Services | China Unicom Big Data Limited Corporation
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	55.00%
Big Data Services | Suqian Xindongtend Business Service, Co.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	16.67%
Big Data Services | Telefonica, S.A.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	37.50%
Derivative instruments | BBVA
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument	€ 14,553,000,000	17,962,000,000
Derivative fair value	491,000,000	428,000,000
Collateral guarantees on derivatives	276,000,000	8,000,000
Derivative instruments | La Caixa
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument	557,000,000	543,000,000
Derivative fair value	2,000,000	(10,000,000)
Collateral guarantees on derivatives	€ 19,000,000	€ 6,000,000